Note 13 - Related Party Transactions	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
13.
 RELATED PARTY TRANSACTIONS

During the year ended
December
31,
2019,
the Company leased a portion of its corporate headquarters in San Diego, California to an entity
100%
owned by the Company's Chairman and Chief Executive Officer. Total rents charged and paid by this affiliate was approximately
$9,000
and
$36,000
for the years ended
December
31,
2019
and
2018,
respectively.